Exhibit 99.12

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
CIM2021J30147	DTI	37.43%	36.83%	Summary: Incoming Value:37.43 Audit Value: 36.83 1008 DTI 37.43% Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
CIM2021J30229	DTI	26.19%	25.76%	Summary: Incoming Value:26.19 Audit Value: 25.76 Audit DTI within lender tolerance
CIM2021J30444	DTI	31.32%	29.92%	Summary: Incoming Value:31.32 Audit Value: 29.92 Audit DTI within lender tolerance
CIM2021J30243	DTI	30.42%	28.81%	Summary: Incoming Value:30.42 Audit Value: 28.81 Audit DTI within lender tolerance
CIM2021J30434	DTI	24.22%	25.31%	Summary: Incoming Value:24.22 Audit Value: 25.31 Audit DTI within lender tolerance
CIM2021J30434	Property Address	Per Tape	Per Data	Summary: Incoming Value: XXXX X XXXXXXXXX XX Audit Value: Audit Value Pulled From Note